ACQUISITION OF TARUS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Mar. 31, 2023	Jul. 02, 2022
IfrsStatementLineItems [Line Items]
Number of share issued		2,425,999
Ordinary shares value	$ 18,000	$ 18,000
Proceeds from offering		32,000
Short term debt		2,000
Milestone payment		17,000
Ordinary shares issued value				$ 17,200
Deferred purchase price payable		8,538
Pro forma adjustments	$ 0	0
Tarus Acquisition [Member]
IfrsStatementLineItems [Line Items]
Milestone payment		15,000
Deferred purchase price payable		$ 7,949	$ 7,179